Royalty, stream and working interests	6 Months Ended
Jun. 30, 2021
Royalty, stream and working interests
Royalty, stream and working interests

Note 7 – Royalty, stream and working interests

(a)	Royalties, streams and working interests

Royalty, stream and working interests, net of accumulated depletion and impairment charges and reversals, comprised the following:

			Impairment
		Accumulated	(charges)
As at June 30, 2021	Cost	depletion(1)	reversals	Carrying value
Mining royalties	$1,594.9	$(663.1)	$—	$931.8
Streams	4,511.6	(1,790.8)	—	2,720.8
Energy	1,969.1	(769.5)	—	1,199.6
Advanced	364.0	(49.8)	(7.5)	306.7
Exploration	76.8	(13.3)	—	63.5
	$8,516.4	$(3,286.5)	$(7.5)	$5,222.4
1.	Accumulated depletion includes previously recognized impairment charges.

			Impairments
		Accumulated	(charges)
As at December 31, 2020	Cost	depletion(1)	reversals	Carrying value
Mining royalties	$1,049.2	$(642.3)	$—	$406.9
Streams	4,346.6	(1,702.6)	9.6	2,653.6
Energy	1,944.7	(462.4)	(267.7)	1,214.6
Advanced	343.0	(49.0)	—	294.0
Exploration	76.1	(13.1)	—	63.0
	$7,759.6	$(2,869.4)	$(258.1)	$4,632.1
1.	Accumulated depletion includes previously recognized impairment charges.

Changes in royalty, stream and working interests for the periods ended June 30, 2021 and December 31, 2020 were as follows:

	Mining
	royalties	Streams	Energy	Advanced	Exploration	Total
Balance at January 1, 2020	$415.6	$2,804.0	$1,353.6	$170.9	$53.7	$4,797.8
Additions	18.8	—	170.2	118.6	8.2	315.8
Transfers	(1.2)	—	—	1.2	—	—
Impairment (charges) and reversals	—	9.6	(267.7)	—	—	(258.1)
Depletion	(31.5)	(160.0)	(44.9)	(2.1)	(0.2)	(238.7)
Impact of foreign exchange	5.2	—	3.4	5.4	1.3	15.3
Balance at December 31, 2020	$406.9	$2,653.6	$1,214.6	$294.0	$63.0	$4,632.1

Additions	$540.0	$165.6	$4.2	$14.9	$—	$724.7
Impairment charges	—	—	—	(7.5)	—	(7.5)
Depletion	(21.6)	(98.4)	(27.0)	(0.3)	—	(147.3)
Impact of foreign exchange	6.5	—	7.8	5.6	0.5	20.4
Balance at June 30, 2021	$931.8	$2,720.8	$1,199.6	$306.7	$63.5	$5,222.4

Of the total net book value as at June 30, 2021, $4,162.5 million (December 31, 2020 - $3,327.3 million) is depletable and $1,059.9 million (December 31, 2020 - $1,304.8 million) is non-depletable.

(b)	Impairment reversal of Sudbury (McCreedy West) stream

At every reporting period, the Company assesses whether there is an indication that an impairment loss previously recognized for an asset may no longer exist or may have decreased.

In 2013, as a result of a significant reduction in mining activities at the McCreedy West mine in the Sudbury basin of Ontario, the Company recorded an impairment loss on its stream interest of $107.9 million. In 2021, KGHM International Ltd. (“KGHM”), approved an extension of mining operations at the McCreedy West mine. The Company assessed that the extension of the life of mine represented an indication that the previously recorded impairment loss may no longer exist or may have decreased. The Company carried out an asset impairment reversal analysis, and estimated that the recoverable amount, based on the fair value less costs of disposal, was $32.7 million. However, no impairment reversal was recorded as the carrying value that would have been determined without the previously recorded impairment loss, net of depletion, was nil.

The following table summarizes the impairment reversal and estimated recoverable amount for the McCreedy West stream interest:

	Impairment
	reversal	Recoverable
	amount	amount
Royalty, stream and working interests, net
Sudbury - McCreedy West	$—	$32.7
	$—	$32.7

(c)	Impairment of Aği Daği royalty

On April 20, 2021, Alamos Gold Inc. (“Alamos”) announced its filing of an investment treaty claim against the Republic of Turkey for failing to grant routine renewals of key licenses and permits for its Kirazlı gold mine. Though Franco-Nevada does not have a royalty on the Kirazlı mine, cessation of development activities at Kirazlı are expected to negatively impact the advancement of the Aği Daği project. As such, Franco-Nevada considered this event an indicator of impairment, and wrote-off the entire carrying value of its Aği Daği royalty of $7.5 million.